Intangible assets	6 Months Ended
Jun. 30, 2025
Intangible assets
Intangible assets

10. Intangible assets

	Service
Year ended December 31, 2024	agreement	Total
Opening net book amount	—	—
Additions	182,348	182,348
Depreciation charge	(182,348)	(182,348)
Closing net book amount	—	—

	Service
As of December 31, 2024	agreement	Total
Cost	182,348	182,348
Accumulated depreciation	(182,348)	(182,348)
Net book value	—	—

The service agreement relates to staff and infrastructure provided by Neurosterix Pharma Sàrl at zero cost in accordance with the Neurosterix Transaction (note 21). The depreciation charge was recognized at the rate at which these services were provided. During the first half of 2025, this agreement was not formally renewed, but Neurosterix agreed to allow the Group to have access to some employees and infrastructure at zero cost. The fair value of the services received at zero cost has been recognized as other income and other operating expenses for the three-month and six-month periods ended June 30, 2025, amounted to CHF 34,505 and CHF 105,560, respectively.